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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.



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 1.     Name and address of issuer:


        PIMCO Variable Insurance Trust
        840 Newport Center Drive
        Newport Beach, CA 92660
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 2.     The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
        classes):              [X]

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 3.     Investment Company Act File Number: 811-08399

        Securities Act File Number: 333-37115

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 4(a).  Last day of fiscal year for which this Form is filed:


        December 31, 2009
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 4(b).  [_]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.

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 4(c).  [_]  Check box if this is the last time the issuer will be filing this
             Form.


 5.     Calculation of registration
        fee:

        (i)     Aggregate sale
                price of securities
                sold during
                the fiscal year
                pursuant to
                section 24(f):                                $2,906,641,418
                                                            ----------------
        (ii)    Aggregate price of
                securities redeemed
                or repurchased
                during the fiscal
                year:                  ($1,398,179,541)
                                       ----------------
        (iii)   Aggregate price of
                securities redeemed
                or repurchased
                during any prior
                fiscal year ending
                no earlier than
                October 11, 1995
                that were
                not previously used
                to reduce
                registration fees
                payable to the
                Commission:                          $0
                                       ----------------
        (iv)    Total available
                redemption credits
                [add Items 5(ii)
                and 5(iii)]:                                ($1,398,179,541)
                                                            ----------------
        (v)     Net Sales - if Item
                5(i) is greater
                than Item 5(iv)
                [subtract
                Item 5(iv) from
                Item 5(i)]:                                   $1,508,461,877
                                                            ----------------
        ------------------------------------------------
        (vi)    Redemption credits
                available for use
                in future years --
                If Item 5(i) is
                less than Item 5(iv)
                [subtract Item
                5(iv) from Item
                5(i)]:                               $0
                                       ----------------
        ------------------------------------------------

        (vii)   Multiplier for
                determining
                registration fee
                (See Instruction
                C.9):                                   X           .0000713
                                                            ----------------
        (viii)  Registration fee
                due [multiply Item
                5(v) by
                Item 5(vii)] (enter
                "0" if no fee is
                due):                                           $ 107,553.33
                                                            ================
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 6.     Prepaid Shares
        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number or shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

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 7.     Interest due - if this Form
        is being filed more than
        90 days after the end of
        the issuer's
        fiscal year (see
        instruction D):
                                                                          $0
                                                            ----------------
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 8.     Total of the amount of the registration fee due
        plus any interest due [line 5(viii) plus line 7]:
                                                        =        $107,553.33
                                                            ================
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 9.     Date the registration fee and any interest
        payment was sent to the Commission's lockbox depository:

                Method of Delivery:

                [_]  Wire Transfer - 3/30/2010

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ John P. Hardaway
---------------------------
John P. Hardaway, Treasurer
Date 3/31/2010

* Please print the name and title of the signing officer below the signature.